Accrued Expenses and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of accrued expenses and other liabilities
Employee compensation and benefits		$ 45	$ 69
Other accrued expenses		117	101
Total accrued expenses and other liabilities	$ 151	$ 162	$ 170